Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2014		2015		2015
	(In millions)
Bills payable	Rs.	56,112.0	Rs.	60,853.2	US$	976.6
Remittances in transit		22,174.7		17,791.9		285.5
Accrued expenses		20,591.7		20,468.3		328.5
New account deposits		7,073.8		12,966.3		208.1
Accounts payable		64,086.3		26,785.7		429.9
Derivatives (refer to note 24)		124,176.3		71,767.5		1,151.8
Others		54,472.9		40,288.7		646.7

Total	Rs.	348,687.7	Rs.	250,921.6	US$	4,027.1